Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 309,770	$ 305,040
2023	196,424	273,425
2024	175,026	172,465
2025	59,506	147,446
Total lease payments	740,726	898,376
Less: Imputed interest/present value discount	(99,040)	(134,706)
Present value of lease liabilities	$ 641,687	$ 763,669